Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 172,471,346	$ 89,188,713
Current tax receivable	10,398,039	5,926,350
Receivables	1,426,400	636,564
Prepayments (includes amounts owed by related parties $2,724,238 (2023: $nil))	3,896,779	2,634,671
Total current assets	188,192,564	98,386,298
Non-current assets:
Property and equipment, net	47,725	33,035
Right-of-use assets	84,226	168,451
Prepayments (includes amounts owed by related party $450,000 (2023: $nil))	466,701	53,535
Total non-current assets	598,652	255,021
Total assets	188,791,216	98,641,319
Current liabilities:
Payables	38,104,421	17,891,854
Lease liabilities	93,033	97,485
Derrivative financial liabilities - investor options	24,840,456
Provisions	1,017,748	753,300
Total current liabilities	64,055,658	18,742,639
Non-current liabilities:
Lease liabilities		84,226
Financial liabilities - DFA (includes amounts due to a related party $141,554,653 (2023: $85,660,000))	200,535,758	85,660,000
Provisions	9,877	7,631
Total non-current liabilities	200,545,635	85,751,857
Total liabilities	264,601,293	104,494,497
Net Assets	(75,810,077)	(5,853,178)
Equity
Contributed equity	466,084,145	320,883,552
Accumulated Loss	(579,704,543)	(359,462,438)
Reserves	37,810,321	32,725,708
Total Equity	$ (75,810,077)	$ (5,853,178)